Concentration of risks	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Concentration of risks
Concentration of risks

Note 7 – Concentration of risks

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In the US, the insurance coverage of each bank is $250,000. As of December 31, 2024, cash balance of $29,756 was deposited with financial institutions located in US, of which none was subject to credit risk. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

The Company used to trade BTCs on KuCoin and switched to f2pool, which is also a global crypto exchange, in October 2022. Those digital assets are kept in unique and segregated blockchain addresses accessible by the Company and verifiable on blockchain at any time. While the exchange holds the Company’s digital assets, the ownership and operation rights are always 100% attributed to the Company. The digital assets stored on f2pool are not insured. At the end of every day, f2pool automatically transferred the Company’s BTCs from f2pool to the Company’s own cold storage wallet to avoid the risks of exchange platform. As of December 31, 2024, the Company had 4.47 BTCs stored in the Company’s cold storage wallet. Those digital assets stored in cold storage wallets are kept in unique and segregated blockchain addresses accessible by the Company or the lender only.

The Company is also exposed to risk from its other receivables, prepayments and loans receivable. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Note 12 – Concentration of risks

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In the US, the insurance coverage of each bank is $250,000. As of June 30, 2024 and 2023, cash balance of $375,185 and $563, respectively, were deposited with financial institutions located in US, and $125,185 of which were subject to credit risk. Singapore dollar deposits of non-bank depositors are insured by the Singapore Deposit Insurance Corporation, for up to $75,000 in aggregate per depositor per Scheme member by law. Foreign currency deposits, dual currency investments, structured deposits and other investment products are not insured. As of June 30, 2024 and 2023, cash balance of $1,033,885 and $15,711, respectively, were deposited with financial institutions located in Singapore and were subject to credit risk. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

The Company used to trade BTCs on KuCoin and switched to f2pool, which is also a global crypto exchange, in October 2022. Those digital assets are kept in unique and segregated blockchain addresses accessible by the Company and verifiable on blockchain at any time. While the exchange holds the Company’s digital assets, the ownership and operation rights are always 100% attributed to the Company. The digital assets stored on f2pool are not insured. At the end of every day, f2pool automatically transferred the Company’s BTCs from f2pool to the Company’s own cold storage wallet to avoid the risks of exchange platform. As of June 30, 2024, the Company had 4.47 BTCs stored in the Company’s cold storage wallet. Those digital assets stored in cold storage wallets are kept in unique and segregated blockchain addresses accessible by the Company or the lender only.

The Company is also exposed to risk from its other receivables, prepayments and loans receivable. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.